NOTE 11. Summary of short-term borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Short Term Bank Loans Weighted Average Interest Rate	6.50%	7.03%
Total, Weighted-average interest rate	6.50%	7.03%
Short-term bank loans, Maturities	January 2014 to October 2014
Short-term bank loans	$ 160,737	$ 102,458
Total	$ 160,737	$ 102,458